Prepaid expenses and other current assets	9 Months Ended
Sep. 30, 2021
Prepaid expenses and other current assets	6. Prepaid expenses and other current assets
	September 30, 2021	December 31, 2020
	$	$
Prepaid insurance	433	1,021
Prepaid income taxes	2,942	873
Other	56	19
	3,431	1,913